DEFERRED TAX EXPENSE (Details Nattative) - USD ($)	3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Net operating loss carryforwards	$ 9,500,000	$ 8,900,000
Net operating loss carryforwards expiring from	2034
Valuation allowance	$ 6,903,000